Reporting and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Held for sale property	$ 48,700,000	$ 10,800,000
Other assets	844,700,000	1,333,900,000
Open reverse repurchase commitments	0	0
Noncancelable purchase obligation, minimum commitments	1,036,900,000
Remaining Funding Commitments, Private Equity Investments, Maximum	15,700,000
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Other assets	63,400,000	47,700,000
Cash and Cash Equivalents
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	$ 125,900,000	137,100,000	$ 93,500,000
Other Assets | Michigan Catastrophic Claims Association | State Reinsurance Plans
Property, Plant and Equipment [Line Items]
Other Receivables		541,500,000
Accounts Payable and Accrued Liabilities | Michigan Catastrophic Claims Association | State Reinsurance Plans
Property, Plant and Equipment [Line Items]
Other Liabilities		$ 541,500,000
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term	1 year
Other reinsurance contracts, minimum commitment	$ 205,400,000
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term	3 years